Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income taxes
Schedule of loss before income taxes

	2022	2021	2020
	$	$	$
Net loss for the year	(9,485,000)	(1,652,000)	(1,285,000)
Statutory tax rate	27%	27%	27%
Expected income tax recovery	(2,561,000)	(446,000)	(347,000)
Decrease to income tax recovery due to:
Non-deductible permanent differences	172,000	135,000	79,000
Temporary differences	(361,000)	(516,000)	6,000
(Over) under provided in prior years	(722,000)	—	(278,000)
Change in tax assets not recognized	3,472,000	827,000	540,000
Income tax recovery	—	—	—

Schedule of significant components of the Company's deferred tax assets

	December 31,	December 31,
	2022	2021
	$	$
Share issuance costs	700,000	529,000
Cumulative eligible capital	112,000	105,000
Operating losses carried forward	4,975,000	1,652,000
Total deferred tax assets	5,787,000	2,286,000
Deferred tax assets not recognized	(5,787,000)	(2,286,000)
	—	—

Schedule of losses expire

Expiry date	$
2032	44,000
2033	748,000
2034	325,000
2035	286,000
2036	365,000
2037	618,000
2038	1,089,000
2039	554,000
2040	1,116,000
2041	3,648,000
2042	9,634,000
Total	18,427,000